Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Commitments and Contingencies
9. Commitments and Contingencies
Operating Lease
On January 8, 2019, the Company entered into a lease (the “HQ Lease”) with respect to approximately 52,859 square feet of space in Cambridge, Massachusetts for a lease term commencing in January 2019 and ending in February 2030. The Company has the option to extend the lease term for one additional ten-year
period. The HQ Lease has escalating rent payments and the Company records rent expense on a straight-line basis over the term of the HQ Lease, including any rent-free periods.
In connection with the execution of the HQ Lease, the Company was required to provide the landlord with a letter of credit in the amount of $3.1 million (See Note 6).The Company determined that, for purposes of applying the lease accounting guidance codified in ASU
No. 2016-02,
Leases (Topic 842) (“
ASC 842”), the commencement date of the HQ Lease occurred on May 1, 2019. The Company recorded a right-of-use
asset and lease liability of $15.8 million using an incremental borrowing rate of 9.3%, net of tenant allowances expected to be received of $9.3 million, on the May 1, 2019 lease commencement date. The Company is amortizing the tenant allowance to offset rent expenses over the term of the HQ Lease starting at the lease commencement date on a straight-line basis. On the Company’s condensed consolidated balance sheets, the Company classified $1.8 million of the lease liability as short-term and $22.4 million of the lease liability as long-term as of March 31, 2022.
The Company elected the practical expedient provided under ASC 842 and therefore combined all lease and non-lease
components when determining the
right-of-use
asset and lease liability for the HQ Lease.
Financing Lease
In March 2019, the Company entered into an equipment lease agreement (the “Equipment Lease”) that has a
48-month
term. At the end of the term, the Company has the right to return the leased equipment, extend the lease, or buy the equipment at the then-current fair market value of the equipment. The Company accounted for the Equipment Lease as a financing lease under ASC 842 and recorded a financing lease right-of-use
asset and a corresponding financing lease liability of approximately $1.0 million at the time the Equipment Lease was executed.
The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating and financing lease liabilities as of March 31, 2022 (in thousands):

	Operating	Financing
Nine months ending December 31, 2022	$2,956	$234
Year ending December 31, 2023	4,049	66
Year ending December 31, 2024	4,166	—
Year ending December 31, 2025	4,287	—
Year ending December 31, 2026 and beyond	19,256	—

Total minimum lease payments	34,714	300
Less imputed interest	(10,547)	(14)

Total lease liability	$24,167	$286

The following table outlines the total lease cost for the Company’s operating and financing leases as well as weighted average information for these leases as of March 31, 2022 (in thousands):

Three Months Ended March 31, 2022
Lease cost:
Operating lease cost	$772
Financing lease cost:
Amortization of right-of-use asset	$66
Interest on lease liabilities	7

Total financing lease cost	$73

Cash paid for amounts included in the measurement of liabilities:
Operating cash flows from operating lease	$979
Operating cash flows from financing lease	$78

Three Months Ended March 31, 2022
Other information:
Weighted-average remaining lease term (in years)—operating lease	7.92
Weighted-average discount rate—operating lease	9.30%
Weighted-average remaining lease term (in years)—financing lease	1.07
Weighted-average discount rate—financing lease	9.47%
Following the adoption of ASC 842, the Company has a
right-of-use
asset and lease liability that results in recording a temporary tax difference. This temporary tax difference is the result of recognizing a right-of-use
asset and related lease liability while such asset and liability have no corresponding tax basis.
Asset Purchase Agreement
Orsenix, LLC
On December 4, 2020, the Company entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Orsenix, LLC (“Orsenix”), pursuant to which the Company acquired Orsenix’s assets related to a novel oral form of arsenic trioxide, which the Company refers to as
SY-2101.
Under the terms of the Asset Purchase Agreement, the Company is required to pay to Orsenix:

•	an upfront fee of $12.0 million, which was paid with cash on hand upon the closing of the transaction;

•	single-digit million milestone payments related to the development of SY-2101 in indications other than APL;

•	$6.0 million following the achievement of a regulatory milestone related to the development of SY-2101 in APL; and

•	up to $10.0 million upon the achievement of certain commercial milestones with respect to SY-2101.
The Company’s obligation to pay the commercial milestone payments expires following the tenth anniversary of the first commercial sale of
SY-2101.
The Asset Purchase Agreement requires the Company to use commercially reasonable efforts to develop and commercialize
SY-2101
for APL in the United States during such period, and to use commercially reasonable efforts to dose the first patient in a Phase 3 clinical trial of
SY-2101
on or before the third anniversary of the closing of the transaction; however, the Company retains sole discretion to operate the acquired assets as it determines. The assets acquired from Orsenix do not meet the definition of a business under ASC 805 “
Business Combinations”
(“ASC 805”) because substantially all of the fair value of the assets acquired is concentrated in a single identifiable asset, the rights to
SY-2101.
Furthermore, as the acquired asset does not include a substantive process, the asset does not meet the minimum requirements to be considered a business under ASC 805. As
SY-2101
does not have an alternative future use, the Company recorded the $12.0 million upfront cash payment as research and development expense on the date of acquisition in December 2020. The Company will expense any future milestone payments made prior to the time an alternative future use for
SY-2101
has been established. Once an alternative future use for
SY-2101
has been established, the Company will capitalize milestone payments as an addition to the carrying value of
SY-2101.
License Agreement
TMRC Co. Ltd.
In September 2015, the Company entered into an exclusive license agreement with TMRC Co. Ltd. (“TMRC”) to develop and commercialize tamibarotene in North America and Europe for the treatment of cancer. This agreement was amended and restated in April 2016, and further amended in January 2021 to expand the territory under which the Company is licensed to include Central and South America, Australia, Israel, and Russia.
In exchange for this license, the Company agreed to a
non-refundable
upfront payment of $1.0 million, for which $0.5 million was paid in September 2015 upon execution of the agreement, and the remaining $0.5 million was paid in May 2016. Under the agreement, the Company is also obligated to make payments upon the successful achievement of clinical and regulatory milestones totaling approximately $13.0 million per indication, defined as a distinct tumor type. The Company paid $1.0 million to TMRC for a development milestone achieved upon the successful dosing of the first patient in its Phase 2 clinical trial of tamibarotene in 2016. In May 2021, the Company paid $2.0 million to TMRC for a development milestone achieved upon the successful dosing of the first patient in its Phase 3 clinical trial of tamibarotene in MDS patients. In September 2021, the Company paid $1.0 million to TMRC for a development milestone achieved upon the successful dosing of the first patient in its Phase 2 clinical trial of tamibarotene in AML patients. In addition, the Company is obligated to pay TMRC a single-digit percentage royalty, on a country-by-country
and
product-by-product
basis, on net product sales of tamibarotene using
know-how
and patents licensed from TMRC in North America and Europe for a defined royalty term.
The Company also entered into a supply management agreement with TMRC under which the Company agreed to pay TMRC a fee for each kilogram of tamibarotene that is produced. The Company did not incur any fees under this supply management agreement during the three months ended March 31, 2022 and 2021.

10. Commitments and Contingencies
Operating Leases
On January 8, 2019, the Company entered into a lease (the “2019 Lease”) with respect to approximately 52,859 square feet of space in Cambridge, Massachusetts for a lease term commencing in January 2019 and ending in February 2030. The Company has the option to extend the lease term for one additional ten (10) year period. The 2019 Lease has escalating rent payments and the Company records rent expense on a straight-line basis over the term of the 2019 Lease, including any rent-free periods. The 2019 Lease includes certain lease incentives in the form of tenant allowances. The 2019 Lease also includes an abatement period in which the Company was not required to remit monthly rent payments until March 2020.
In connection with the execution of the 2019 Lease, the Company was required to provide the landlord with a letter of credit in the amount of $3.1 million (See Note 6).
The Company determined that, for purposes of applying ASC 842, the commencement date of the 2019 Lease occurred on May 1, 2019. The Company recorded a right-of-use
asset and lease liability of $15.8 million using an incremental borrowing rate of 9.3%, net of tenant allowances expected to be received of $9.3 million, on the May 1, 2019 lease commencement date. The Company is amortizing the tenant allowance to offset rent expenses over the term of the 2019 Lease starting at the lease commencement date on a straight-line basis. On the Company’s consolidated balance sheets, the Company classified $1.7 million and $1.4 million of the lease liability as short-term and $22.9 million and $24.6 million of the lease liability as long-term as of December 31, 2021 and 2020, respectively.
The Company elected the practical expedient provided under ASC 842 and therefore has combined all lease and non-lease
components when determining the
right-of-use
asset and lease liability for the 2019 Lease.
Financing Lease
In 2019, the Company entered into equipment lease agreements that have a
48-month
term. At the end of the term of these leases, the Company has the right to return the leased equipment, extend the leases, or buy the equipment at the then-current fair market value of the equipment. The Company accounted for these equipment lease agreements as financing leases under ASC 842 and recorded an aggregate financing lease right-of-use
assets and a corresponding financing lease liabilities of approximately $1.0 million at the time of executing these leases.
The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating and financing lease liabilities as of December 31, 2021 (in thousands):

	Operating	Financing
Year ending December 31, 2022	$3,935	$313
Year ending December 31, 2023	4,049	66
Year ending December 31, 2024	4,166	—
Year ending December 31, 2025	4,287	—
Year ending December 31, 2026 and beyond	19,256	—

Total minimum lease payments	35,693	379
Less imputed interest	(11,115)	(23)

Total lease liability	$24,578	$356

The following table outlines the total lease cost for the Company’s operating and financing leases as well as weighted average information for these leases as of December 31, 2021 (in thousands):

Year Ended December 31, 2021
Lease cost:
Operating lease cost	$2,958
Financing lease cost:
Amortization of right-of-use asset	$260
Interest on lease liabilities	48

Total financing lease cost	$308

Cash paid for amounts included in the measurement of liabilities:
Operating cash flows from operating lease	$3,823
Operating cash flows from financing lease	$312

Other information:	Year Ended December 31, 2021
Weighted-average remaining lease term (in years) – operating lease	8.17
Weighted-average discount rate – operating lease	9.30
Weighted-average remaining lease term (in years) – financing lease	1.26
Weighted-average discount rate – financing lease	9.47
Prior to the adoption of ASC 842 effective January 1, 2019, the Company accounted for its leases under the guidance of ASC 840 as either operating with the liability recorded to the balance sheet based on escalating rent payments or capital and recorded to fixed assets and amortized over the term of the lease.
Asset Purchase Agreement
Orsenix, LLC
On December 4, 2020, the Company entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Orsenix, LLC (“Orsenix”), pursuant to which the Company acquired all of Orsenix’s assets related to a novel oral form of arsenic trioxide, which the Company refers to as
SY-2101.
Under the terms of the Asset Purchase Agreement, the Company is required to pay to Orsenix:

•	an upfront fee of $12.0 million, which was paid with cash on hand upon the closing of the transaction;

•	single-digit million milestone payments related to the development of SY-2101 in indications other than APL;

•	$6.0 million following the achievement of a regulatory milestone related to the development of SY-2101 in APL; and

•	up to $10.0 million upon the achievement of certain commercial milestones with respect to SY-2101.
The Company’s obligation to pay the commercial milestone payments expires following the tenth anniversary of the first commercial sale of
SY-2101.
The Asset Purchase Agreement requires the Company to use commercially reasonable efforts to develop and commercialize
SY-2101
for APL in the United States during
such period, and to use commercially reasonable efforts to dose the first patient in a Phase 3 clinical trial of
SY-2101
on or before the third anniversary of the closing of the transaction; however, the Company retains sole discretion to operate the acquired assets as it determines. The assets acquired from Orsenix do not meet the definition of a business under ASC
Business Combinations
(or ASC 805) because substantially all of the fair value of the assets acquired is concentrated in a single identifiable asset, the rights to
SY-2101.
Furthermore, as the acquired asset does not include a substantive process, the asset does not meet the minimum requirements to be considered a business under ASC 805. As
SY-2101
does not have an alternative future use, the Company recorded the $12.0 million upfront cash payment as research and development expense on the date of acquisition in December 2020. The Company will expense any future milestone payments made prior to the time an alternative future use for
SY-2101
has been established. Once an alternative future use for
SY-2101
has been established, the Company will capitalize milestone payments as an addition to the carrying value of
SY-2101.
License Agreement
TMRC Co. Ltd.
In September 2015, the Company entered into an exclusive license agreement with TMRC Co. Ltd. (“TMRC”) to develop and commercialize tamibarotene in North America and Europe for the treatment of cancer. This agreement was amended and restated in April 2016, and further amended in January 2021 to expand the territory under which we are licensed to include Central and South America, Australia, Israel, and Russia.
In exchange for this license, the Company agreed to a
non-refundable
upfront payment of $1.0 million, for which $0.5 million was paid in September 2015 upon execution of the agreement, and the remaining $0.5 million was paid in May 2016. Under the agreement, the Company is also obligated to make payments upon the successful achievement of clinical and regulatory milestones totaling approximately $13.0 million per indication, defined as a distinct tumor type. The Company paid $1.0 million to TMRC for a development milestone achieved upon the successful dosing of the first patient in its Phase 2 clinical trial of tamibarotene in 2016. In May 2021, the Company paid $2.0 million to TMRC for a development milestone achieved upon the successful dosing of the first patient in its Phase 3 clinical trial of tamibarotene in MDS patients. In September 2021, the Company paid $1.0 million to TMRC for a development milestone achieved upon the successful dosing of the first patient in its Phase 2 clinical trial of tamibarotene in AML patients. In addition, the Company is obligated to pay TMRC a single-digit percentage royalty, on a country-by-country
and
product-by-product
basis, on net product sales of tamibarotene using
know-how
and patents licensed from TMRC in North America and Europe for a defined royalty term.
The Company also entered into a supply management agreement with TMRC under which the Company agreed to pay TMRC a fee for each kilogram of tamibarotene that is produced. The Company incurred fees of $0.6 million and $0.9 million under this supply management agreement during the years ended December 31, 2021 and 2020, respectively. No payments were made under the supply management agreement during the year ended December 31, 2019.
Litigation
The Company is not party to any litigation and does not have contingency reserves established for any litigation liabilities as of December 31, 2021 or December 31, 2020.

Tyme Technologies, Inc. and Subsidiaries [Member]
Other Commitments [Line Items]
Commitments and Contingencies
Note 9. Commitments and Contingencies.
Contract Service Providers
In the course of the Company’s normal business operations, it enters into agreements and arrangements with contract service providers to assist in the performance of its research and development and clinical research activities. At March 31, 2022, the Company’s obligations to contract service providers were $0.2 million in the aggregate.
On April 1, 2020, the Company amended the Clinical Research Funding and Drug Supply Agreement, dated October 9, 2018, with PanCAN, to enroll individuals diagnosed with pancreatic cancer in a platform style clinical research study. Stage 1 of the study was initiated in the fourth quarter of fiscal year 2020. On January 26, 2022, the Company announced the discontinuation of
SM-88
with MPS in the Precision Promise trial in mPDAC upon learning from PanCAN, the trial sponsor, that it terminated the arm due to futility compared to the control of standard of care chemotherapy in second-line mPDAC. As of March 31, 2022, remaining estimated costs to close out the trial have been expensed.
Purchase Commitments
The Company has entered into contracts with manufacturers to supply
SM-88
and certain related conditioning agents, in order to achieve favorable pricing on supplied products. These contracts have non-cancellable
elements related to the scheduled deliveries of these products in future periods. Payments are made by us to the manufacturer when the products are delivered and of acceptable quality. The outstanding future contract obligations structured to match clinical supply needs for the Company’s ongoing trials and registration activity are approximately $0.9 million and $2.5 million, respectively at March 31, 2022.
Legal Proceedings
The Company is not currently a party to any material legal proceedings and is not aware of any pending or threatened legal proceeding against it that it believes could have a material adverse effect on the Company, its business, operating results or financial condition. From time to time, the Company may be involved in litigation, claims or other contingencies arising in the ordinary course of business. The Company would accrue a liability when a loss is considered probable and the amount can be reasonably estimated. When a material loss contingency is reasonably possible but not probable, the Company would not record a liability, but instead would disclose the nature and the amount of the claim, and an estimate of the loss or range of loss, if such estimate can be made. Legal fees are expensed as incurred.